Stock-Based Compensation (Details Narrative) (10-K) - $ / shares			9 Months Ended	12 Months Ended
	Nov. 10, 2017	Oct. 15, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2018
Number of stock options granted			500,000	2,900,000
Stock options exercise price			$ 0.21	$ 0.10
Exercisable [Member]
Number of stock options granted		800,000
Exercisable One [Member]
Number of stock options granted		525,000
Directors and Officers [Member]
Number of stock options granted		1,400,000
Stock options exercise price		$ 0.10
Stock options exercisable term		10 years
Consultants [Member]
Number of stock options granted	175,000	1,325,000
Stock options exercise price	$ 0.10	$ 0.10
Stock options exercisable term	10 years	10 years
2017 Equity Incentive Plan [Member]
Number of options available for grant				3,000,000
Number of stock options granted			3,400,000	2,900,000
Stock options unissued			500,000	100,000
2017 Equity Incentive Plan [Member] | Maximum [Member]
Number of options available for grant						3,900,000
2017 Equity Incentive Plan [Member] | Maximum [Member] | January 22, 2018 [Member]
Number of options available for grant				3,900,000